MORGAN STANLEY INSTITUTIONAL FUND TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

October 20, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Institutional Fund Trust

File Nos. 2-89729; 811-03980

Ladies and Gentlemen:

On behalf of Morgan Stanley Institutional Fund Trust (“Registrant”), we hereby submit for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information for certain prospectuses for the Registrant dated January 28, 2016 and August 26, 2016. The purpose of this filing is to submit the XBRL information from the 497(e) filings dated September 30, 2016 for the Registrant.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures

cc: Joseph C. Benedetti